Principal Accounting Policies - Goodwill, Impairment on non-financial assets, Revenue Recognition, Cost of Revenues, Leases, Share-based compensation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) item shares	Dec. 31, 2021 USD ($) item shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)
Goodwill
Number of reporting units | item	1	1
Impairment charges on goodwill	¥ 0	$ 0	¥ 0
Impairment on non-financial assets	0		0	¥ 0
Revenues
Liabilities recorded related to membership points and cash rewards	3,951		10,369		$ 620
Commission fees from other travel-related products and services	38,406		35,284	88,042
Advertising Expenses
Advertising expense	¥ 40,661		¥ 50,662	223,522
Stock Repurchase Program, Authorized Amount | $						$ 10,000
Stock Issued During Period, Shares, Treasury Stock Reissued | shares	576,165	576,165	625,167
Self Operator Package [Member]
Revenues
Revenues	¥ 169,376		¥ 122,699	724,239
Package Tours Services [Member]
Revenues
Revenues	0		1,599	166,186
Financial Services [Member]
Revenues
Revenues	20,307		43,149	97,016
Advertising Service [Member]
Revenues
Revenue recognized from advertising services	20,971		26,204	74,859
The Affiliated Entities [Member]
Revenues
Revenues	¥ 249,589	$ 39,166	¥ 485,702	¥ 1,181,747